Non-controlling Interest - Summary of Non-controlling Equity Investment Percentages and Votes (Detail) - Galicia Broker Asesores de Seguros S.A.	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interests [line items]
Place of Business	CABA -Argentina
Percentage of equity investments	0.01%	0.01%